[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

August 4, 2006

VIA EDGAR AND COURIER
Ms. Elaine Wolff
Branch Chief
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

  Re:
  Douglas Emmett, Inc.
  Registration Statement on Form S-11
  Filed June 16, 2006
  Registration No. 333-135082

Dear Ms. Wolff:

        On behalf of Douglas Emmett, Inc. ("Douglas Emmett"), in connection with the proposed initial public offering of Douglas Emmett's common stock, we have electronically transmitted under separate cover, pursuant to Regulation S-T promulgated by the Securities and Exchange Commission (the "SEC"), Amendment No. 1 to the Registration Statement on Form S-11 (File No. 333-135082) (the "Registration Statement"), including exhibits, for filing under the Securities Act of 1933, as amended (the "Securities Act"), which we have marked to show changes from Douglas Emmett's initial filing of the Registration Statement on June 16, 2006.

        The changes reflected in Amendment No. 1 to the Registration Statement include those made in response to the comments of the Staff of the SEC set forth in the Staff's comment letter dated July 14, 2006, as well as other updates. Please note that multifamily market asking rent data is not yet available. Therefore, we have omitted such information from Amendment No. 1, and we will include such information in our next filing.

        Set forth below are Douglas Emmett's responses to the comments raised in your letter. For your convenience, we have repeated each of your numbered comments followed by our responses. For the convenience of the Staff, we have also sent to you paper copies of this letter and copies of Amendment No. 1. All references in this letter to page numbers and captions correspond to the page numbers and captions in the Registration Statement, as amended. Page references are generally not given when the changes appear throughout the prospectus. References throughout this letter to "we," "us" and "our" are to Douglas Emmett.

General

1.
Refer to Section 1.05 of the merger agreements filed as Exhibits 10.15 through 10.35 and Section 1.02 of the contribution agreements filed as Exhibits 10.36 through 10.38. Please tell us why the conversion of these pre-formation interests into REIT shares and OP units should not be integrated with this offering. In responding to this comment, please consider in particular your use of a formula based on a share of "pre-IPO" equity to determine each distribution. If integration is warranted, please tell us why this transaction does not constitute a roll-up within the meaning of Item 901 of Regulation S-K. Also, please provide us with form copies of the Formation Transaction Documentation and Consent Form.

We submit that the conversion and exchange of the pre-formation interests in the formation transactions for shares of our common stock or units in the operating partnership (such conversions and exchanges are collectively referred to herein as the "Equity Issuances") should not be integrated with the offer and sale of shares of our common stock through the Registration Statement. We are effecting the Equity Issuances without registration under the Securities Act in reliance on the exemptions from registration contained in Section 4(2) of, and Regulation D promulgated under, the Securities Act. The Equity Issuances should not be integrated with the current public offering because they fall under the Rule 152 safe harbor from integration for a Section 4(2) offering effected prior to the filing of a registration statement, as interpreted by the Staff in the principles set forth in the SEC No-Action Letter, dated June 26, 1990, to Black Box Incorporated ("Black Box").

Ms. Elaine Wolff
August 4, 2006

Rule 152 provides that "[t]he phrase 'transaction by an issuer not involving any public offering' in Section 4(2) shall be deemed to apply to transactions not involving any public offering at the time of said transactions although subsequently thereto the issuer decides to make a public offering and/or files a registration statement."

Prior to Black Box, the Division of Corporation Finance had issued a number of no action letters in which it took the position that, under Rule 152, an otherwise valid private placement would not be integrated with a subsequent registered public offering of additional similar securities if the private placement is "completed" before the commencement of the public offering, even if the public offering is contemplated at the time of the private placement. See, e.g., JBI Incorporated (available September 28, 1989); Country First Bank (available March 31, 1989); and Vintage Group, Inc. (available May 11, 1988). In Black Box, the issuer and certain of its securityholders had entered into a recapitalization agreement prior to the filing of a registration statement for an initial public offering. The recapitalization agreement involved certain private placement transactions that would not be closed prior to the filing of the registration statement. However, the obligations to purchase and sell the securities in the private placements and the consideration therefore were set forth in the recapitalization agreement and were subject only to the conditions stated therein, none of which was within the control of the securityholders. The Division of Corporation Finance, relying on its view that under Rule 152 the filing of a registration statement subsequent to an offering otherwise exempt from registration under Section 4(2) of the Securities act does not vitiate the exemption provided by Section 4(2), stated that it was of the "view that the private placements need not be integrated with the later public common stock offering." The Staff stressed that its decision was based on its assumption that, upon due execution and delivery of the recapitalization agreement, the securityholders' obligations to sell their securities to the issuer for the consideration set forth in the recapitalization agreement would be subject only to the conditions set forth therein, the satisfactions of which would not be within the control of the securityholders. The Staff also noted that any subsequent renegotiation of the terms of the recapitalization agreement could render the Staff's view as to Rule 152 inapplicable.

Here, the terms of the Equity Issuances and the prior investors' obligations to accept the securities for the stated consideration are set forth in the formation transaction documentation, which was executed prior to the filing of the Registration Statement. There has been no subsequent renegotiation of the economic terms of the formation transaction documentation. We obtained written consent to the formation transactions prior to the filing of the Registration Statement. Each prior investor executed a consent form, pursuant to which it irrevocably consented (or did not consent) to the formation transactions and, in either case, elected to receive its desired form of consideration on the terms set forth in the formation transaction documentation; provided, that non-accredited investors were not permitted to make an election and were notified of their mandatory receipt of cash consideration. The prior investors' obligations in the formation transactions are subject only to the conditions stated in the formation transaction documentation, none of which are within the control of the prior investors.

In addition, the Equity Issuances constitute valid private placements under Section 4(2) and Regulation D. With the exception of two prior investors who were not offered and will not be permitted to receive the Equity Issuances and who will only receive cash in the formation transactions, the prior investors are highly sophisticated investors, consisting of endowments, foundations, pension plans, banks and other institutional investors and high net worth individuals and all represented that they constitute "accredited investors" within the meaning of the Securities Act. In addition, each prior investor receiving Equity Issuances acknowledged that it will hold restricted securities under the securities laws and confirmed to us that it does not have a view toward distribution of the equity to be received in violation of the securities laws. No general solicitation occurred in connection with the formation transactions. Confidential information was only sent directly to each prior investor, and each of them had a prior existing relationship with us.

Ms. Elaine Wolff
August 4, 2006

The use of the formula to determine the consideration to be paid in the formation transactions does not vitiate the "completion" of the private placement prior to the filing of the Registration Statement or the conclusion that integration is not warranted. The pertinent section of the merger and contribution agreements provides that:

    Under and subject to the terms and conditions of the respective Formation Transaction Documentation, as the result of an irrevocable election indicated on a Consent Form submitted by a Pre-Formation Participant or as a result of the failure of a Pre-Formation Participant to submit a Consent Form, each Pre-Formation Participant is irrevocably bound to accept and entitled to receive, either in the Contribution or as a result of and upon consummation of the Merger or other Formation Transactions, a specified share of the pre-IPO equity value of the Douglas Emmett Entities [emphasis added] in the form of the right to receive cash, REIT Shares or OP Units.

The Douglas Emmett Entities consist of all entities to be acquired in the formation transactions. Each prior investor will receive as consideration for its interests in these entities, in the applicable merger or contribution transaction, its respective ownership interest in the value of those entities as a whole immediately prior to the consummation of the offering and the formation transactions. That value is being determined not by the prior investors, but rather by the public market. The value will be based on the value that the public market puts on our company as a whole, as determined by the share price in the offering. The prior investors have no control over what that value is and are irrevocably bound to accept the value—and, correspondingly the consideration in the formation transactions—so long as the value of all consideration paid in the formation transactions is at least $1.0 billion. The prior investors were thus irrevocably bound prior to the filing of the Registration Statement. The formula to determine the amount of consideration does not place any further decision-making in the hands of the prior investors. Accordingly, this formula does not vitiate the "completion" of the private placement prior to the filing of the Registration Statement and the application of the principles set forth in Black Box to the formation transactions.

Based upon the foregoing, we are of the view that the Equity Issuances constitute valid private placements under the Securities Act. In addition, the completion of the private placements prior to the filing of the Registration Statement places these transactions squarely within the Staff's interpretation of the Rule 152 safe harbor from integration as interpreted under Black Box. Accordingly, we submit that the Equity Issuances should not be integrated with the proposed public offering.

As no integration is warranted, we have not addressed the question of whether the formation transactions constitute a roll-up within the meaning of Item 901 of Regulation S-K. We note that, as the Equity Issuances constitute valid private placements under Section 4(2) of, and Regulation D promulgated under, the Securities Act, pursuant to Item 901(c)(2)(ii) of Regulation S-K, such transactions do not constitute a "roll-up transaction" governed by Subpart 900 of Regulation S-K.

Per your request, we have provided supplementally copies of the consent form and the formation transaction documentation to be entered into in connection with the formation transactions.

Ms. Elaine Wolff
August 4, 2006

2.
We note from page 37 that certain investors who elected to receive cash in the formation transactions will instead be receiving REIT shares or operating partnership units due to limits on available cash. Please discuss this in more detail and explain whether the issuance of securities to these investors impacts the exemption from registration upon which you are relying.

We have revised the disclosure as requested. Please see page 158. The limit on available cash will not affect the exemption from registration upon which we are relying. As noted in response to comment number one, we are relying on the exemption from registration provided by Section 4(2) of, and Regulation D promulgated under, the Securities Act. The two prior investors that are not "accredited" investors were not offered and will not be permitted to receive common stock or operating partnership units in the formation transactions under any circumstances. Rather, they were notified that they will receive only cash in the formation transactions. The formation transaction documentation provides that only cash-electing prior investors that are "accredited" investors will be subject to the reduction in cash consideration payable to them in the event that cash elections exceed available cash. In addition, pursuant to the terms of the applicable merger agreement and the consent forms executed prior to the filing of the Registration Statement, each prior investor that is an accredited investor and that elected to receive cash was also required to irrevocably elect the form of equity consideration it desired to receive in the event that cash elections exceed available cash.

3.
Please provide us with copies of the artwork or graphics you intend to use in the prospectus. We may have further comment.

We have supplementally provided to the Staff a draft of the artwork that we intend to use in the prospectus. We will include the final artwork in a future filing of the Registration Statement.

Cover Page

4.
We note that you have included cover page risk factors. Please omit these risk factors in favor of additional information that is key to the investment decision, including the amount of proceeds to be paid to affiliates, the fact that all of the REIT's initial interests will be acquired from affiliates, and the identity of each affiliate.

We have revised the cover page as requested. We note that only a portion of the REIT's initial interests will be acquired from affiliates—our predecessor principals and certain of our executive officers. The REIT's remaining initial interests will be acquired from unaffiliated third parties, as described on page 8.

Summary, page 1

Summary Risk Factors, page 5

5.
Please add a risk factor related to potential dilution and share price pressure caused by future stock issuances and sales by affiliates and continuing investors.

We have revised the disclosure as requested. Please see page 6.

Structure and Formation of Our Company, page 8

6.
Please explain the reason for the contribution to DERA.

The $60 million contribution to DERA by the predecessor principals was primarily a result of negotiations between DERA and the limited partners of Douglas Emmett Realty Fund 2005 ("DERF 2005"), the only institutional fund with remaining capital commitments, in connection with structuring the formation transactions.

Ms. Elaine Wolff
August 4, 2006

  DERA is the general partner of DERF 2005 and is wholly owned by the predecessor principals. In light of a possible initial public offering, a new agreement was reached with respect to capital contributions whereby DERA, as the general partner of DERF 2005, agreed to effectively assume half of the remaining limited partner capital commitments so that, rather than terminate the remaining capital commitments for the fund, as proposed by the limited partners, the fund would continue to have the ability to make acquisitions if appropriate opportunities arose. Accordingly, the predecessor principals agreed to make a capital contribution to DERA to support its revised capital commitment in DERF 2005. In addition, in the event of an initial public offering, this capital contribution to DERA would enable the predecessor principals to increase their interests in the entities to be acquired in the formation transactions in a tax-efficient manner. Whether these funds are contributed to DERF 2005 as capital contributions or remain at DERA, the predecessor principals' interest in DERA, DERF 2005, or both, as the case may be, will simply increase the interest of the predecessor principals in the respective entity. Pursuant to the respective merger transaction in the formation transactions, and as described in the Registration Statement, the predecessor principals will receive shares of our common stock in exchange for all of their interests in these two entities, including the increase in such interests as a result of the additional contribution. For disclosure purposes, we have described the ultimate effect of the contribution, which is that our predecessor principals will receive more shares of our common stock in the formation transactions.

7.
Please explain briefly how net operating income will be calculated for purposes of the pre-closing fund distributions and indicate whether the distributions are subject to post-closing adjustment.

We have revised the disclosure as requested. Please see page 9.

8.
In the fourth bullet point on page 9, please make it clear—if true—that contributors will receive no less then $1 billion in cash and securities for their interests.

We have revised the disclosure as requested. Please see pages 9-10.

9.
Once known, please disclose the key terms of your proposed financing arrangements, including any conditions placed by the lenders on the offering itself (such as the amount of proceeds). Also, please indicate whether any of your lenders or their affiliates have an interest in the formation transactions beyond the proposed financing.

We will revise the disclosure as requested once we receive more formal commitments for our proposed financing arrangements.

10.
Please describe the closing conditions. Also, please explain the reason for the requirement that the aggregate amount of cash paid in the formation transactions be at least 90% of the difference between net offering proceeds and the amount paid to holders of preferred interests.

We have revised the disclosure as requested. Please see pages 9-10.

11.
Please revise the chart on page 12 to include your taxable REIT subsidiary, P.L.E. Builders, Inc., and briefly describe the purpose of this entity. Please make it clear in your summary that taxable subsidiaries are not obligated to make distributions to your operating partnership, which could result in reduced cash flow and distributable profit.

We have revised the disclosure as requested. Please see pages 11 and 12.

Benefits to Related Parties, page 13

12.
Please quantify the interest of each affiliate in this transaction, including the pre-closing distributions, the value of OP units and shares to be received in exchange for the contribution of interests in the various entities and LTIP units and stock options to be issued by you.

We have revised the disclosure as requested. Please see pages 13-14.

Ms. Elaine Wolff
August 4, 2006

Conflicts of interest, page 14

13.
Please revise to briefly describe the conflicts of interest in connection with the contribution agreements and formation transactions apart from the limitations on indemnification and your vigorous enforcement.

Other than the conflicts of interest described on pages 15-16, which include adverse tax consequences to holders of our operating partnership units for certain transactions (including business combinations, sales of properties and debt reductions), limitations on indemnification and our enforcement thereof, and our enforcement of rights under employment agreements with our predecessor principals and executive officers, there are no material conflicts of interest between us and our predecessor principals and our executive officers. As we describe on page 8, we structured the formation transactions to minimize potential conflicts of interest. For example, we will not enter into any tax protection agreements, debt maintenance agreements, options to purchase properties or rights of first offer in connection with the formation transactions.

Dividend Policy, page 16

14.
Where relevant, please include a distribution table supporting your projections for future dividends over the next 12 months.

We have revised the disclosure as requested. Please see pages 45-48.

Summary Historical and Pro Forma Financial and Operating Data, page 18

Funds from Operations, page 20

15.
We note that you have reconciled funds from operations to income (loss) before minority interest in operating partnership. Generally, non-GAAP financial measures that depict performance are balanced with net income (loss) or income (loss) from continuing operations. Please advise us why you view income (loss) before minority interest in operating partnership to be the most directly comparable financial measure calculated and presented in accordance with GAAP or revise your reconciliation in response to this comment throughout the filing, as appropriate.

We have revised the disclosure to reconcile funds from operations to net income (loss). Please see page 20.

Risk Factors, page 23

Risks Related to Our Properties..., page 23

16.
Please add a factor discussing risk related to your ability to make continuing dividend payments of a particular level or at all and discussing the tax impact of distributions in excess of REIT earnings. If you may fund distributions from proceeds or borrowings, please include a discussion of associated risks.

We have revised the disclosure as requested. Please see pages 31-32.

17.
Please discuss risk of increased property taxes in the event of a reassessment following the close of this transaction.

We have revised the disclosure as requested. Please see page 32.

The price we will pay for the assets..., page 23

18.
Please revise to make it clear that your interests are being purchased from affiliates.

We have revised the disclosure to clarify that certain of the interests in the entities to be acquired in the formation transactions are being purchased from affiliates and certain of our interests are being purchased from unaffiliated third parties. Please see page 23.

Ms. Elaine Wolff
August 4, 2006

Risks Related to Our Organization..., page 31

19.
Please add a risk factor related to the board's control over executive compensation and the risk that compensation awards may not be tied to or correspond with improved financial results or share price.

We have revised the disclosure as requested. Please see page 36.

Our predecessor principals exercised..., page 32

20.
Please explain in more detail how your predecessor principals may receive "disproportionate benefits."

We have revised the disclosure to more clearly state the benefits to be received by our predecessor principals. Please see page 32.

Tax consequences to holders..., page 32

21.
Please revise to explain the risk to shareholders with more specificity.

We have revised the disclosure as requested. Please see page 33.

Our senior management team..., page 32

22.
Please quantify management's control assuming the conversion of all partnership units.

We will include the percentage of shares of our common stock management will own upon completion of this offering, including the percentage of shares of our common stock management will own on a fully diluted basis, which assumes the conversion of all operating partnership units, once we determine a price range for this offering.

Our fiduciary duties as sole member..., page 34

23.
Please explain in more detail how your duties to shareholders and partners may conflict and how amendments to the partnership agreement could adversely affect partners' rights or—if not approved—adversely affect the rights of shareholders.

We have revised the disclosure as requested. Please see page 35.

Forward-Looking Statements, page 41

24.
We do not understand how use of the term "pro forma" identifies a forward-looking statement. Please advise or revise.

We have revised the disclosure to delete the reference to "pro forma" from the list of terminology that identifies a forward-looking statement. Please see page 42.

Use of Proceeds, page 42

25.
Please separate offering proceeds from the sources of other funds needed for each specified purpose. Refer to instruction 3 to Item 504 of Regulation S-K. Be sure to break out loans incurred to provide contributors with additional cash consideration and state separately the amount of cash to be paid to prior investors as a distribution and the amount of cash that represents consideration for their property interests. Also, please identify separately each loan to be repaid with the proceeds of this offering, indicate whether it was incurred within the last year and, if so, describe the use of the loan. Refer to instruction 4 to Item 504. Finally, please provide the information required by instruction 5 to Item 504.

We have revised the disclosure as requested. Please see pages 43-44.

Ms. Elaine Wolff
August 4, 2006

MD&A, page 51

Overview, page 51

26.
We note that the fair value of the tangible assets will be determined based on relevant information obtained in connection with these interests. In light of the fact that you have not obtained third-party appraisals of the properties, please discuss the type of relevant information you expect to rely on.

We have revised the disclosure as requested. Please see page 59.

Significant Financing Transactions, page 53

Concurrent with this Offering, page 53

27.
Please disclose your anticipated leverage ratio following the contemplated financings.

We have revised the disclosure as requested. Please see page 58.

Critical Accounting Policies, page 57

Impairment of Long-Lived Assets, page 59

28.
We do not understand how you have reached the conclusion that your strategy of holding properties over the long-term directly decreases the likelihood of incurring an impairment loss. Impairments to long-lived assets may result from a variety of events or changes in circumstances that may result during the early or later years of holding a long-term asset. Please supplementally advise us how you have reached your conclusion that the likelihood of impairment has been diminished directly by your strategy or delete this conclusion from your disclosure.

We have revised the disclosure to delete the conclusion that our strategy of holding properties over the long-term directly decreases the likelihood of incurring an impairment loss. Please see page 65.

Historical Results of Operations, page 60

29.
Please revise your disclosure to provide the readers with a better understanding of trends and uncertainties. For example, consider explaining how current and planned future repositioning may impact future operating results. Also, we note that personnel costs increased in 2005 as compared to 2004 but you have not explained the reason for the increase or disclosed whether such costs are expected to increase in the future. Refer to SEC Release No. 33-8350 for additional guidance.

We have revised the disclosure as requested. Please see pages 67-76.

Comparison of three months ended March 31, 2006..., page 60

Multifamily Revenue, page 61

Rent, page 61

30.
Please discuss separately increases due to rollover among rent-controlled units. We have the same comment with regard to your discussion of year-over-year results.

We have revised the disclosure as requested. Please see pages 68, 72 and 75.

Liquidity and Capital Resources, page 66

31.
On page 68, please discuss timing and amount of anticipated expenses related to current repositioning projects, such as Warner Center Towers, Trillium and Bishop Place.

We have revised the disclosure as requested. Please see page 78.

Ms. Elaine Wolff
August 4, 2006

32.
Please indicate your belief as to whether you will have sufficient cash flows to cover your liquidity needs in the next 12 months. In this regard, we note that your senior revolving credit facility has not yet been established. Please make this clear.

We have revised the disclosure as requested. Please see page 78.

33.
We note that distributions to minority interests and stockholders have exceeded net cash provided by operating activities during the years ended December 31, 2005, 2004 and 2003. Please discuss the source(s) of these excess distributions.

We have revised the disclosure as requested. Please see page 77.

Commitments, page 68

34.
Please recast the information in this section to provide the table required by Item 303(a)(5) of Regulation S-K. In doing so, please consider including any purchase commitments related to capital expenditures associated with tenant improvements, repositioning and any other purchase obligations.

We have revised the disclosure as requested. Please see page 78.

Inflation, page 73

35.
While your disclosure does discuss how the effects of inflation will generally be partially offset by rent increases and expense escalations which will be paid by your tenants, your disclosure does not appear to discuss if inflation has had a material impact on your revenues or income from continuing operations during the three most recent fiscal years. Please revise your disclosure to fully meet the requirements of Item 303(a)(3)(iv) of Regulation S-K.

We have revised the disclosure as requested. Please see pages 83-84.

Business and Properties, page 87

36.
As necessary, please revise your summary to reflect changes made in response to comments on this section of your prospectus.

We have revised the prospectus summary to reflect changes made in response to comments to the Business and Properties section of our prospectus.

37.
Where relevant, please provide the disclosure required by Item 24 of Form S-11.

The management of our Los Angeles County properties and all investment advisory services are conducted through our historical operating companies, which will be among our consolidated subsidiaries upon consummation of the formation transactions and this offering. We have revised the disclosure to reflect this clarification. Please see page 140. We do not engage in the purchase, sale or servicing of mortgages.

38.
In the chart on page 88, please break out information related to rent-controlled and non-rent-controlled residential units.

We have revised the disclosure as requested. Please see page 104.

Ms. Elaine Wolff
August 4, 2006

History, page 89

Overview, page 89

39.
Please omit summary references to the institutional funds' return on capital both here and on page 95 (in the discussion of your management team). You may, however, revise management's discussion and analysis to provide such information in a more balanced context, including a detailed explanation of how you calculated the rate of return and the identification of any recent trends. Reconsider the risk factor on page 35 as necessary.

We have revised the disclosure to remove the summary reference to the institutional funds' return on capital. Please see pages 3, 99 and 105. We have included in "Management's Discussion and Analysis of Financial Condition and Results of Operations" a discussion of the results of each of the institutional funds, an explanation of how we calculated the rate of return and a discussion of recent trends. Please see pages 61-62. We have reconsidered the risk factor on page 37 and revised it as appropriate. We will complete the two right-hand columns in the table on page 62 once we determine a price range for this offering.

Our Competitive Strengths, page 90

Disciplined Strategy..., page 91

40.
Please disclose the basis of Eastdil Secured's conclusion, including how many public REITs it analyzed and how it obtained information regarding each REIT's market penetration.

Eastdil Secured reviewed publicly available information for six of the largest publicly traded office REITs with properties in seven gateway cities. Based on this review, Eastdil Secured concluded that none of the companies analyzed has a greater concentration of properties in their target submarkets that we have attained. Nonetheless, we have revised the disclosure to remove the statement. Please see pages 2 and 101.

Strong Internal Growth..., page 93

41.
On page 94, please discuss the percentage of your Los Angeles County office rent subject to re-lease in upcoming periods. Also, with respect to your residential portfolios, please provide on page 94 data that adjusts the average asking premium for rent-controlled units.

We have revised the disclosure as requested. Please see pages 103 and 104.

Diverse Tenant Base, page 92

42.
Please disclose the basis of your belief that smaller commercial tenants are less rent sensitive and more likely to renew.

We have revised the disclosure as requested. Please see page 102. The statement that smaller commercial tenants are less rent-sensitive and more likely to renew than larger tenants is based on management's experience that smaller tenants do not have as much leverage with respect to leasing terms as larger tenants, and that smaller tenants are more likely to remain in a specific geographic area than larger tenants.

Business and Growth Strategies, page 96

Redevelopment and Repositioning..., page 96

43.
With respect to each project, please disclose the market average rental and occupancy rates at the time of purchase and as of March 31, 2006. With respect to the Harbor Court project, please disclose your average rental rate at the time of purchase.

We have revised the disclosure as requested. Please see pages 106-108.

Existing Portfolio, page 99

44.
Please revise footnotes (4), (8) and (9) to disclose the key lease terms.

Ms. Elaine Wolff
August 4, 2006

We have revised the disclosure as requested. Please see pages 110-111.

45.
Where relevant, please include a section describing current development, redevelopment or repositioning projects, including Warner Center Towers and Trillium. Refer to Item 14(d) of Form S-11.

We have revised the disclosure as requested. Please see pages 107-108.

Management, page 131

Employment Agreements, page 137

46.
Please confirm that you will discuss and file as exhibits to this registration statement all executive employment agreements prior to consummating this offering.

We confirm that we will discuss and file as exhibits to the Registration Statement all executive employment agreements prior to consummation of this offering.

Certain Relationships and Related Transactions, page 141

47.
Please revise to provide the information described in Instruction 5 to Item 404(a) of Regulation S-K and Item 404(d).

We have revised the disclosure as requested. Please see page 151.

Intercompany Transactions..., page 143

48.
Please indicate how much each of your directors and officers earned through their interests in DECO in 2005 and the first quarter of 2006.

We have revised the disclosure to include all amounts earned by each of our directors and officers as employment compensation from our historical operating companies and through their interests in the pre-formation entities in 2005 and the first six months of 2006. Please see page 154.

Pre-Closing Cash Payments..., page 144

49.
Please disclose briefly the purpose of these payments.

We have revised the disclosure as requested. Please see page 155.

Structure and Formation of Our Company, page 145

Benefits of the Formation Transactions..., page 151

50.
For assets acquired by the sellers within the last five years, please disclose the aggregate depreciation claimed by the sellers for federal income tax purposes. Refer to Item 24 of Form S-11.

We have revised the disclosure as requested. Please see page 165.

Shares Eligible for Future Sale, page 178

Lock-up Agreements and Other..., page 179

51.
Please clarify whether continuing investors other than your predecessors' principals may short (or similarly hedge) your stock during the 180-day lock-up period and, if so, explain briefly how this may be done without involving shares acquired in the formation transactions.

We have revised the disclosure to clarify that during the 180-day lock-up period, continuing investors other than our predecessor principals may not hedge shares of our common stock that they have acquired in the formation transactions. Please see page 196.

Ms. Elaine Wolff
August 4, 2006

Federal Income Tax Considerations, page 181

52.
As you will need to file the legal opinion prior to effectiveness, please revise to reflect the legal opinion rather than an expected opinion.

We acknowledge the need to file the legal opinion prior to effectiveness. In connection with our next filing, we will supplementally provide the Staff with the form of opinion that we expect Skadden, Arps, Slate, Meagher & Flom LLP will deliver prior to effectiveness of the Registration Statement. We will revise the disclosure to reflect the legal opinion rather than an expected opinion and file the final legal opinion as an exhibit prior to requesting effectiveness of the Registration Statement.

Underwriting, page 201

53.
We note that the underwriting obligation is subject to there being "no material change in...the financial markets." Please provide us with a copy of the underwriting agreement and tell us whether this constitutes a "market out" clause. We may have further comment.

We are still negotiating the final terms of the underwriting agreement with the representatives of the several underwriters. However, we believe that the disclosure set forth in the Registration Statement accurately summarizes what we and such representatives expect will be the material conditions to the underwriters' obligations to close the underwriting agreement. We and the underwriters' representatives each expect that these conditions to closing will conform with market custom, including the Staff's views on the appropriate scope of such conditions as set forth in its no-action letter, The First Boston Corporation (Sept. 3, 1985) 1985 SEC No-Act. LEXIS 2481. We will file a copy of the negotiated form of underwriting agreement as an exhibit to the Registration Statement once the agreement has been finalized. If you prefer, we would be pleased to supplementally provide the Staff with a copy of the negotiated form prior to filing it as an exhibit to the Registration Statement.

Unaudited Pro Forma Consolidated Financial Information

General, page F-3

54.
We note in the first paragraph that you refer to the nine California limited partnerships consolidated into DERA. However, the DERA financial statements only refer to eight California limited partnerships. Please advise.

We have revised the DERA financial statements to reflect that there are nine California limited partnerships. Please see page F-35.

55.
Present in separate columns in the pro forma balance sheet the pro forma impact of each acquisition. Follow this with a subtotal column presenting the balance sheet of the combined entity before the impact of the offering. Please then present separate adjustment columns giving effect to the receipt and application of offering proceeds and other financings followed by a final column reporting the pro forma entity after the offering.

We have revised the disclosure as requested. Please see page F-6.

Adjustments to the Pro Forma Consolidated Balance Sheet

56.
Related to note (F), please explain how you concluded that interests in the institutional and investment funds held by Affiliates other than directly by DERA should be accounted for as a reorganization of entities under common control. In your response, please tell us how you applied EITF 02-5 in determining that there was common control.

Ms. Elaine Wolff
August 4, 2006

We have considered EITF 02-5 and under that Aabstract we note that no individual predecessor principal including their immediate family members hold more than 50% of the voting interest of any of the operating companies, institutional funds, investment funds or single-asset entities. In addition, there is no agreement among the predecessor principals to vote any of their interests in concert. Thus, under EITF 02-5, it does not appear that common control exists between the entities in the formation transactions.

In our analysis, we also considered FTB 85-5. In paragraph 6 of that technical bulletin, we note that in an exchange of shares between entities where the ownership interest in the assets does not change before and after the transaction, such exchange lacks economic substance. Therefore, no change in ownership has taken place and such exchange should be accounted for at historical cost.

In applying the concepts of FTB 85-5 to DERA's (the accounting acquirer) acquisition of DECO and PLE, we believe the acquisition of DECO and PLE by DERA lacks economic substance and should be accounted for at historical cost.

In regards to the institutional and investment funds and the single-asset entities, the predecessor principals' economic interest in the funds and single-asset entities vary and are not in proportion to their ownership interest in DERA. As such, the guidance of SFAS 141 and EITF 02-5 appears to be the relevant accounting guidance to account for the exchange of the predecessor principals' ownership interest for equity in the newly formed company.

However, in our initial and amended filings, we have and continue to follow the advice of the Staff in its letter to us dated August 11, 2005 which indicates that the interests contributed or purchased from Mr. Emmett and his affiliates by the accounting acquirer should be recorded at historical cost. We have supplementally provided the Staff with a copy of this correspondence.

If the position of the Staff has subsequently changed and the Staff now feels that we should apply the guidance under SFAS 141 and EITF 02-5 to all acquired interests with the exception of interests held directly by DERA, we agree and will amend our pro-forma financial statements accordingly.

57.
Regarding Note (H), we note that you have accounted for the acquisition of the predecessor principals' interests in DECO and PLE as a reorganization of entities under common control and thus reflected the acquisition at historical cost. Please explain your basis in GAAP for accounting for this transaction as a reorganization of entities under common control and tell us how you have determined that the principals represent a control group under EITF 02-5. Please provide a similar analysis as it relates to the acquisition of the Single Asset Entities in Note (G).

Please see our response to comment number 56.

Adjustments to the Pro Forma Consolidated Statements of Operations

58.
We note that you have adjusted revenues and depreciation and amortization expenses due to the purchase accounting adjustments made related to the acquisition of interests of non-affiliate investors in DERA. Please explain why the amounts of the Pro Forma adjustments in Note (BB) for the three month period ended March 31, 2006 don't represent approximately one-fourth of the amounts of the adjustments made to the full year ended December 31, 2005.

We have revised the disclosure to clarify as requested. Please see page F-17.

59.
Related to note (GG), please revise your adjustment to only include the impact of stock compensation expense that will have recurring effect beyond the initial twelve months. The note should still disclose the impact of the fully-vested units.

We have revised the disclosure as requested. Please see page F-22.

Ms. Elaine Wolff
August 4, 2006

Financial Statements

Douglas Emmett Inc., and Subsidiaries

Organization and Description of Business, page F-25

60.
Please disclose the ownership and initial capitalization transactions for Douglas Emmett, Inc. and Subsidiaries.

We have revised the disclosure as requested. Please see page F-29.

Douglas Emmett Realty Advisors, Inc.

Commitments and Contingencies, page F-64

61.
We note that you are unable to reasonably estimate the fair value of the conditional asset retirement obligation related to environmental regulations in place for the handling and disposal of asbestos at certain of your real estate assets because the date that you might incur such costs is indeterminate because you would only incur such costs if you undergo a major renovation or demolish an asset. With respect to providing a description of your obligation under FIN 47, please advise us and disclose in your filing the number of your properties that are known to contain asbestos and are therefore subject to conditional asset retirement obligations related to environmental regulations currently in place.

We have revised the disclosure to indicate that 15 properties in our portfolio are known to contain asbestos. Please see page F-69.

Please contact me at (213) 687-5234 or Jennifer Bensch at (212) 735-2950 should you require further information.

Very truly yours,
/s/ GREGG A. NOEL Gregg A. Noel
cc:
Securities and Exchange Commission
Geoffrey Ossias
Steve Jacobs
Howard Efron